Short-Term Operating Lease (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Short-Term Operating Lease [Abstract]
Schedule of Supplemental Information Related to Leases	Supplemental information related to leases is as follows:
	Six Months Ended December 31, 2023	Six Months Ended December 31, 2022
	US$	US$
Operating lease costs	110,447	131,046
Supplemental information related to leases is as follows:
	Year Ended June 30, 2023	Year Ended June 30, 2022
	US$	US$
Operating lease costs	377,594	253,966
Supplemental information related to leases is as follows:
	June 30, 2022	June 30, 2021
	US$	US$
Operating lease costs	253,966	136,064